General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2020
General and Administrative Expenses [Abstract]
Company Administration Expenses
are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
	2019	2020
Audit fees	$40,585	$48,640
Board members and executive compensation	6,000	16,000
Other professional fees	66,835	172,996
Total	$113,420	$237,636